UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	September 30, 2015

WESTERN ASSET

INTERMEDIATE-TERM

MUNICIPALS FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide as high a level of income exempt from regular federal income tax* as is consistent with prudent investing.

*	A portion of the income may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Intermediate-Term Municipals Fund for the six-month reporting period ended September 30, 2015. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

I am pleased to introduce myself as the new President and Chief Executive Officer of the Fund, succeeding Kenneth D. Fuller. I am honored to have been appointed to my new role. During my 27 year career with Legg Mason, I have seen the investment management industry evolve and expand. Throughout these changes, maintaining an unwavering focus on our shareholders and their needs has remained paramount.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

October 30, 2015

II	Western Asset Intermediate-Term Municipals Fund

Investment commentary

Economic review

The pace of U.S. economic activity was mixed during the six months ended September 30, 2015 (the “reporting period”). Looking back, the U.S. Department of Commerce’s reported that first quarter 2015 U.S. gross domestic product (“GDP”)i growth was 0.6%. This modest reading was attributed to a number of factors, including a deceleration in personal consumption expenditures (“PCE”), along with negative contributions from exports, nonresidential fixed investment, and state and local government spending. Economic activity then accelerated, as second quarter GDP growth was 3.9%. The upturn was driven by increasing exports, accelerating PCE, declining imports, expanding state and local government spending, and rising nonresidential fixed investment. The U.S. Department of Commerce’s initial reading for third quarter 2015 GDP growth — released after the reporting period ended — was 1.5%. Decelerating growth was primarily due to a downturn in private inventory investment and decelerations in exports, nonresidential fixed investment, PCE, state and local government spending, and residential fixed investment.

The labor market was a tailwind for the economy during the reporting period. When the period began, unemployment was 5.4%, as reported by the U.S. Department of Labor. By September 2015, unemployment was 5.1%, equaling its lowest level since April 2008.

Western Asset Intermediate-Term Municipals Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)ii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As it has since December 2008, the Fed maintained the federal funds rateiii at a historically low range between zero and 0.25% during the reporting period. At its meeting that concluded on July 29, 2015, the Fed said “The Committee currently anticipates that, even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.” At its meeting that ended on September 17, 2015, the Fed decided to maintain the target between zero and 0.25%. Finally, at its meeting that concluded on October 28, 2015, after the close of the reporting period, the Fed said, “In determining whether it will be appropriate to raise the target range at its next meeting, the Committee will assess progress — both realized and expected — toward its objectives of maximum employment and 2 percent inflation.”

Q. Did Treasury yields trend higher or lower during the six months ended September 30, 2015?

A. Both short- and long-term Treasury yields moved higher during the reporting period. When the period began, the yield on the two-year Treasury note was 0.56%. Its low for the period was 0.49% on April 3, 2015 and it peaked at 0.82% in mid-September 2015. When the reporting period ended the yield on the two-year Treasury note was 0.64%. The yield on the ten-year Treasury note began the period at 1.94%. Its low for the period of 1.85% occurred on April 3, 2015. Its peak of 2.50% was on June 10, 2015 and the ten-year Treasury note concluded the reporting period at 2.06%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors posted mixed results during the reporting period. Due to weakness toward the end of the reporting period, high-yield corporate bonds and emerging market debt were among the weakest performers over the six months ended September 30, 2015. In contrast, sectors that were generally less sensitive to rising interest rates, such as asset-backed securities, posted positive results. Performance fluctuated with investor sentiment given the uncertainties regarding future Fed monetary policy, along with concerns over global growth and geopolitical issues.

Q. How did the municipal bond market perform versus the taxable bond market over the reporting period?

A. The municipal bond market outperformed its taxable bond counterpart during the six months ended September 30, 2015, as the Barclays Municipal Bond Indexiv and the Barclays U.S. Aggregate Indexv returned 0.75% and -0.47%, respectively. The municipal market was supported by overall positive investor demand and largely improving fundamentals.

Performance review

For the six months ended September 30, 2015, Class A shares of Western Asset Intermediate-Term Municipals Fund, excluding sales charges, returned 0.33%. The Fund’s unmanaged benchmark, the Barclays 1–15 Year Municipal Bond Indexvi,

IV	Western Asset Intermediate-Term Municipals Fund

returned 0.84% for the same period. The Lipper Intermediate Municipal Debt Funds Category Average1 returned 0.19% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of September 30, 2015 (unaudited)
(excluding sales charges)	6 months
Western Asset Intermediate-Term Municipals Fund:
Class A	0.33%
Class C	0.04%
Class I	0.56%
Barclays 1–15 Year Municipal Bond Index	0.84%
Lipper Intermediate Municipal Debt Funds Category Average[1]	0.19%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended September 30, 2015 for Class A, Class C and Class I shares were 2.34%, 1.82% and 2.53%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I shares would have been 2.49%. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated August 1, 2015, the gross total annual operating expense ratios for Class A, Class C and Class I shares were 0.75%, 1.32% and 0.62%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended September 30, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 219 funds in the Fund’s Lipper category, and excluding sales charges.

Western Asset Intermediate-Term Municipals Fund	V

Investment commentary (cont’d)

fees and expenses, to average net assets is not expected to exceed 0.60% for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

October 30, 2015

RISKS: The Fund’s investments are subject to interest rate, inflation, reinvestment and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Lower rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher-rated obligations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

[v]

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi	The Barclays 1–15 Year Municipal Bond Index is a market value weighted index of investment grade (Baa3/BBB- or higher) fixed-rate municipal bonds with maturities of one to fifteen years.

VI	Western Asset Intermediate-Term Municipals Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of September 30, 2015 and March 31, 2015 and does not include derivatives, such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
‡	Represents less than 0.1%

Western Asset Intermediate-Term Municipals Fund 2015 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2015 and held for the six months ended September 30, 2015.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	0.33%	$1,000.00	$1,003.30	0.74%	$3.71	Class A	5.00%	$1,000.00	$1,021.30	0.74%	$3.74
Class C	0.04	1,000.00	1,000.40	1.32	6.60	Class C	5.00	1,000.00	1,018.40	1.32	6.66
Class I	0.56	1,000.00	1,005.60	0.60	3.01	Class I	5.00	1,000.00	1,022.00	0.60	3.03

2	Western Asset Intermediate-Term Municipals Fund 2015 Semi-Annual Report

[1]	For the six months ended September 30, 2015.

[2]

Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

Western Asset Intermediate-Term Municipals Fund 2015 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — September 30, 2015

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Barclays 1-15 Year Municipal Bond Index
WA Intermediate-Term	— Western Asset Intermediate-Term Municipals Fund

4	Western Asset Intermediate-Term Municipals Fund 2015 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — September 30, 2015

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Barclays 1-15 Year Municipal Bond Index
WA Intermediate-Term	— Western Asset Intermediate-Term Municipals Fund

Western Asset Intermediate-Term Municipals Fund 2015 Semi-Annual Report	5

Schedule of investments (unaudited)

September 30, 2015

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 95.8%
Alabama — 0.3%
Jefferson County, AL, Sewer Revenue:
Warrants	5.000%	10/1/22	$2,000,000	$2,189,760
Warrants	5.000%	10/1/23	4,000,000	4,403,280
Total Alabama				6,593,040
Arizona — 0.3%
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, Junior Lien	5.000%	7/1/27	4,000,000	4,811,840
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.000%	12/1/32	3,565,000	3,985,420
Total Arizona				8,797,260
California — 14.9%
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/28	1,100,000	1,288,760
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/29	1,255,000	1,455,800
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/30	1,700,000	1,956,666
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/31	1,850,000	2,117,270
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	0.720%	10/1/19	10,000,000	10,018,000	(a)(b)
San Francisco Bay Area	0.920%	5/1/23	37,000,000	36,231,140	(a)(b)
San Francisco Bay Area	1.120%	4/1/24	8,000,000	7,927,200	(a)(b)
California Health Facilities Financing Authority Revenue, Stanford Hospital	5.000%	11/15/25	27,465,000	31,723,174
California State Economic Recovery, GO	5.000%	7/1/20	35,000,000	40,250,000	(c)(d)
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	8,190,000	9,029,884	(e)(f)
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	3,665,000	3,809,658	(f)
California State Public Works Board, Lease Revenue:
Department of Corrections	5.250%	9/1/16	4,245,000	4,260,876
Various Capital Project	5.250%	10/1/25	4,000,000	4,772,640
Various Capital Project	5.250%	10/1/26	4,385,000	5,210,082
Various Capital Project	5.000%	10/1/27	5,180,000	6,065,728
California State, GO	5.000%	8/1/30	18,000,000	21,328,380
California Statewide CDA Revenue, John Muir Health	5.000%	7/1/29	6,660,000	7,388,804
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.600%	1/15/36	9,000,000	8,977,500
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.250%	11/15/23	3,975,000	4,577,491
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	7,250,000	8,056,562
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	19,900,000	25,130,914
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/27	10,000,000	11,603,200

See Notes to Financial Statements.

6	Western Asset Intermediate-Term Municipals Fund 2015 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Northern, CA, Power Agency Revenue	5.000%	7/1/21	$1,575,000	$1,780,805
Northern, CA, Power Agency Revenue:
Lodi Energy Center	5.000%	6/1/19	2,000,000	2,268,680
Lodi Energy Center	5.000%	6/1/20	2,000,000	2,310,680
Lodi Energy Center	5.000%	6/1/25	15,805,000	18,091,667
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	11,216,500
River Islands, CA, Public Financing Authority Special Tax:
Community Facilities District No. 2003-1	5.000%	9/1/27	750,000	769,973
Community Facilities District No. 2003-1	5.250%	9/1/34	5,570,000	5,721,225
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/26	4,700,000	5,782,880
Sacramento, CA, Cogeneration Authority Project Revenue:
Procter & Gamble Project	5.000%	7/1/18	800,000	886,920
Procter & Gamble Project	5.000%	7/1/19	900,000	1,022,184
Procter & Gamble Project	5.250%	7/1/20	1,250,000	1,459,875
Procter & Gamble Project	5.250%	7/1/21	1,000,000	1,184,880
San Bernardino County, CA, COP:
Arrowhead Project	5.500%	8/1/21	11,855,000	13,619,380
Arrowhead Project	5.000%	8/1/22	8,755,000	9,809,277
Arrowhead Project	5.125%	8/1/24	10,000,000	11,226,500
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	42,250,000	47,760,667
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1	5.250%	11/1/26	2,000,000	2,326,920
Total California				390,418,742
Colorado — 3.0%
Colorado Health Facilities Authority Revenue:
Sisters of Charity Leavenworth Health System Inc.	5.250%	1/1/25	12,735,000	14,531,144
Sisters of Charity Leavenworth Health System Inc.	5.000%	1/1/30	13,500,000	15,015,645
E-470 Public Highway Authority Revenue, CO	5.250%	9/1/25	7,105,000	7,938,985
E-470 Public Highway Authority Revenue, CO	5.375%	9/1/26	3,000,000	3,359,010
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	14,210,000	17,362,631
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.250%	11/15/28	8,000,000	9,990,000
Regional Transportation District, CO, COP	5.000%	6/1/25	10,000,000	11,293,800
Total Colorado				79,491,215

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2015 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

September 30, 2015

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Connecticut — 0.5%
Connecticut State, GO	0.670%	9/15/17	$7,000,000	$6,989,430	(a)(b)
Connecticut State, GO	0.790%	9/15/18	3,000,000	3,001,650	(a)
Connecticut State, GO	0.940%	9/15/19	4,000,000	4,011,200	(a)
Total Connecticut				14,002,280
Florida — 7.7%
Broward County, FL, Airport System Revenue	5.000%	10/1/24	3,000,000	3,388,920
Broward County, FL, Airport System Revenue	5.375%	10/1/29	12,000,000	13,624,200
Broward County, FL, School Board, COP	5.000%	7/1/27	4,000,000	4,749,160
Broward County, FL, School Board, COP	5.000%	7/1/28	5,500,000	6,473,610
Broward County, FL, School Board, COP	5.000%	7/1/30	5,000,000	5,784,000
Citizens Property Insurance Corp., FL, Revenue	5.000%	6/1/16	25,000,000	25,750,250
Citizens Property Insurance Corp., FL, Revenue	5.375%	6/1/16	20,000,000	20,649,400
Citizens Property Insurance Corp., FL, Revenue	5.250%	6/1/17	5,000,000	5,365,150
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/22	1,860,000	2,035,063
Florida State Development Finance Corp., Senior Living Revenue, Tuscan Isle Obligated Group	7.000%	6/1/35	1,000,000	1,038,230	(f)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/26	2,000,000	2,292,820
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/27	3,000,000	3,414,540
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/28	1,000,000	1,129,120
Florida State Municipal Loan Council Revenue, NATL	5.250%	11/1/16	225,000	225,767
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/25	4,750,000	5,590,370
Lee County, FL, Airport Revenue:
Assured Guaranty	5.000%	10/1/21	12,245,000	13,859,626	(e)
Assured Guaranty	5.000%	10/1/22	8,000,000	9,043,840	(e)
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.500%	10/1/27	3,000,000	3,316,050	(e)
Miami International Airport	5.000%	10/1/29	5,000,000	5,663,100
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/24	3,000,000	3,580,170
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/25	3,730,000	4,416,022
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/26	1,700,000	1,995,273
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/27	2,350,000	2,736,340
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/28	1,000,000	1,156,860
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/30	2,500,000	2,846,700

See Notes to Financial Statements.

8	Western Asset Intermediate-Term Municipals Fund 2015 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/31	$2,750,000	$3,111,185
Miami-Dade County, FL, Expressway Authority Toll System Revenue, Assured Guaranty	3.000%	7/1/16	1,205,000	1,227,461
Miami-Dade County, FL, School Board, COP	5.000%	2/1/24	8,000,000	8,903,920
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc.	5.250%	10/1/21	6,935,000	7,920,949
Orlando Health Inc.	5.250%	10/1/22	7,095,000	8,094,827
Orlando Health Inc.	5.125%	10/1/26	4,050,000	4,566,092
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/24	3,500,000	4,034,240
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/25	3,350,000	3,859,937
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/27	1,155,000	1,324,473
South Broward, FL, Hospital District Revenue	5.000%	5/1/28	5,920,000	6,420,477
Sterling Hill, FL, Community Development District, Special Assessment Revenue	5.500%	11/1/10	610,000	433,100	*(g)
Total Florida				200,021,242
Georgia — 2.5%
Atlanta & Fulton County, GA, Recreational Authority Revenue:
Zoo	5.000%	12/1/19	1,770,000	1,933,336
Zoo	5.000%	12/1/20	1,860,000	2,031,641
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	5,465,000	6,550,240	(c)
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/24	15,885,000	19,039,443	(c)
Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp. Vogtle Project	7.000%	1/1/23	5,000,000	5,562,000
De Kalb County, GA, Water & Sewer Revenue	5.250%	10/1/26	2,500,000	2,978,200
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.000%	7/1/29	6,000,000	6,942,420
Georgia State Higher EFA Revenue, USG Real Estate Foundation II LLC Project	5.375%	6/15/29	3,000,000	3,410,400
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/18	5,000,000	5,370,950
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.250%	9/15/19	1,500,000	1,669,530
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/21	7,110,000	7,986,307
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	2,000,000	2,240,500
Savannah, GA, Downtown Authority Revenue, Refunding, Chatham County Project, NATL	5.000%	1/1/19	660,000	667,253
Total Georgia				66,382,220

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2015 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

September 30, 2015

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — 4.2%
Chicago, IL, GO	5.500%	1/1/30	$3,975,000	$3,983,188
Chicago, IL, GO	5.500%	1/1/31	8,445,000	8,444,240
Chicago, IL, GO	5.500%	1/1/32	2,000,000	1,999,820
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Green Bond	5.000%	12/1/25	1,235,000	1,477,295
Green Bond	5.000%	12/1/26	1,275,000	1,512,558
Green Bond	5.000%	12/1/27	1,360,000	1,601,318
Green Bond	5.000%	12/1/28	1,425,000	1,666,552
Green Bond	5.000%	12/1/30	1,575,000	1,818,668
Green Bond	5.000%	12/1/31	1,650,000	1,895,322
Green Bond	5.000%	12/1/32	1,735,000	1,981,092
Green Bond	5.000%	12/1/33	1,820,000	2,073,490
Green Bond	5.000%	12/1/34	1,910,000	2,167,926
Chicago, IL, O’Hare International Airport Revenue	5.250%	1/1/19	5,625,000	6,193,519	(e)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/22	4,000,000	4,559,720
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/30	1,635,000	1,700,923
Second Lien	5.000%	1/1/31	1,500,000	1,553,145
Second Lien	5.000%	1/1/32	1,000,000	1,031,260
Second Lien	5.000%	1/1/33	1,035,000	1,063,763
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/30	1,785,000	1,890,369
Second Lien Project	5.000%	11/1/31	2,000,000	2,107,260
Second Lien Project	5.000%	11/1/33	1,500,000	1,567,815
Second Lien Project	5.000%	11/1/34	1,000,000	1,037,630
Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project	7.100%	12/1/15	720,000	727,884	(h)
Illinois Finance Authority Revenue:
AGM	5.250%	1/1/22	2,000,000	2,193,500
Edward Hospital, AMBAC	6.000%	2/1/28	1,000,000	1,100,850
Memorial Health System	5.250%	4/1/29	11,000,000	12,242,230
Rush University Medical Center	6.375%	11/1/29	3,000,000	3,557,460	(c)
Illinois State Sports Facilities Authority Revenue:
State Tax Supported, AGM	5.250%	6/15/30	5,000,000	5,543,950
State Tax Supported, AGM	5.250%	6/15/31	8,000,000	8,826,640
State Tax Supported, AGM	5.250%	6/15/32	9,500,000	10,437,460
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	5.000%	6/15/18	5,000,000	5,268,800

See Notes to Financial Statements.

10	Western Asset Intermediate-Term Municipals Fund 2015 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	5.000%	12/15/18	$4,000,000	$4,123,160
University of Illinois:
COPS	5.000%	3/15/25	1,250,000	1,468,875
COPS	5.000%	3/15/26	1,800,000	2,088,594
Total Illinois				110,906,276
Indiana — 2.9%
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.375%	1/1/25	4,000,000	4,484,080
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/26	5,480,000	6,161,054
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/27	3,460,000	3,885,338
Indiana State Finance Authority Revenue, Trinity Health Credit Group	5.000%	12/1/28	5,000,000	5,699,600
Indiana State Finance Authority, Environmental Revenue, U.S. Steel Corp.	6.000%	12/1/19	12,000,000	12,651,240
Indianapolis, IN, Thermal Energy System Revenue, Multi-Mode, Assured Guaranty	5.000%	10/1/23	19,625,000	21,820,252
Jasper County, IN, PCR:
Northern Indiana Public Service, AMBAC	5.700%	7/1/17	5,000,000	5,377,850
Northern Indiana Public Service, NATL	5.850%	4/1/19	3,000,000	3,393,840
North Manchester, IN, EDR:
Peabody Retirement Community Project	1.000%	12/1/45	888,581	37,765	*(i)
Peabody Retirement Community Project	6.050%	12/1/45	1,038,384	667,671	(a)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	5.875%	1/1/24	1,500,000	1,732,080	(e)
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc.	5.250%	1/1/21	8,000,000	9,120,080
Total Indiana				75,030,850
Iowa — 2.2%
Iowa Finance Authority Health Care Facilities Revenue:
Genesis Health Systems	5.000%	7/1/18	2,775,000	3,059,021
Genesis Health Systems	5.000%	7/1/19	4,075,000	4,593,177
Genesis Health Systems	5.000%	7/1/20	2,500,000	2,856,875
Genesis Health Systems	5.000%	7/1/21	4,170,000	4,816,517
Iowa Finance Authority Health Facilities Revenue:
Central Iowa Health System, Assured Guaranty	5.000%	2/15/17	1,600,000	1,695,504
Central Iowa Health System, Assured Guaranty	5.000%	2/15/18	1,350,000	1,476,670
Central Iowa Health System, Assured Guaranty	5.000%	2/15/19	1,000,000	1,123,740

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2015 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

September 30, 2015

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Iowa — continued
Iowa Health System, Assured Guaranty	5.000%	8/15/17	$1,000,000	$1,078,780
Iowa Health System, Assured Guaranty	5.000%	8/15/18	1,350,000	1,497,474
Iowa Health System, Assured Guaranty	5.000%	8/15/19	1,150,000	1,306,918
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	14,525,000	15,342,903
Iowa Fertilizer Co. Project	5.250%	12/1/25	17,290,000	18,780,398
Total Iowa				57,627,977
Kansas — 0.1%
Kansas State Development Finance Authority Revenue, Sisters Leavenworth	5.250%	1/1/25	3,000,000	3,423,120
Kentucky — 0.5%
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health System Inc.	5.250%	6/1/23	1,835,000	2,043,456
Kentucky State Economic Development Finance Authority Revenue, Catholic Health Initiatives	2.700%	11/10/21	11,000,000	11,186,010	(a)(b)
Total Kentucky				13,229,466
Louisiana — 0.7%
Louisiana State Citizens Property Insurance Corp., Assessment Revenue	5.625%	6/1/21	1,830,000	2,042,024
Louisiana State Citizens Property Insurance Corp., Assessment Revenue	5.875%	6/1/23	4,435,000	4,970,260
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue, Valero Refining-New Orleans LLC	4.000%	6/1/22	10,000,000	10,617,600	(a)(b)
Total Louisiana				17,629,884
Maryland — 0.9%
Anne Arundel County, MD, GO, Consolidated Solid Waste Project	5.300%	2/1/17	450,000	451,660	(e)
Maryland State EDC, EDR:
Term Project	5.375%	6/1/25	5,055,000	5,499,436
Transportation Facilities Project	5.125%	6/1/20	5,000,000	5,410,800
Transportation Facilities Project	5.375%	6/1/25	7,500,000	8,159,400
Maryland State Health & Higher EFA Revenue, Washington County Hospital	6.000%	1/1/28	4,000,000	4,457,720	(c)
Total Maryland				23,979,016
Massachusetts — 1.3%
Massachusetts State DFA Revenue	5.000%	7/1/36	3,035,000	3,442,661
Massachusetts State DFA Revenue, Partners Healthcare System Inc.	5.000%	7/1/30	340,000	397,671
Massachusetts State HEFA Revenue:
Cape Cod Healthcare Obligation Inc., AGM	6.000%	11/15/28	1,500,000	1,747,890

See Notes to Financial Statements.

12	Western Asset Intermediate-Term Municipals Fund 2015 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
Caregroup Inc.	5.375%	7/1/23	$3,500,000	$3,934,910	(c)
Caregroup Inc.	5.375%	7/1/24	5,500,000	6,183,430	(c)
Caregroup Inc.	5.375%	7/1/25	3,570,000	4,013,608	(c)
UMass Memorial Health Care Inc.	5.000%	7/1/20	2,500,000	2,729,625
UMass Memorial Medical Center Inc.	5.000%	7/1/19	1,500,000	1,631,880
Massachusetts State, GO, Consolidated Loan	0.450%	1/1/18	8,500,000	8,499,150	(a)
Total Massachusetts				32,580,825
Michigan — 7.3%
Detroit, MI, GO:
District State Aid	5.250%	11/1/24	5,000,000	5,605,550
District State Aid	5.000%	11/1/30	22,325,000	23,868,327
Michigan Finance Authority Revenue, Trinity Health Corp.	5.000%	12/1/27	4,500,000	5,143,860
Michigan State Building Authority Revenue, Facilities Program, AGM	5.000%	10/15/26	5,000,000	5,662,650
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.250%	7/1/29	7,780,000	8,021,880	(f)
Michigan State Finance Authority Revenue:
Detroit School District	5.500%	6/1/21	15,000,000	16,296,900
Detroit School District, Q-SBLF	5.000%	5/1/23	2,000,000	2,339,940
Detroit School District, Q-SBLF	5.000%	5/1/24	2,000,000	2,361,620
Detroit School District, Q-SBLF	5.000%	5/1/25	1,500,000	1,783,710
Local Government Loan Program, Detroit Water & Sewer	5.000%	7/1/24	11,500,000	13,400,260
Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/28	3,660,000	4,105,203
Michigan State Hospital Finance Authority Revenue:
McLaren Health Care Corp.	5.625%	5/15/28	23,690,000	26,585,155	(c)
Sparrow Health Obligated Group	5.000%	11/15/19	710,000	776,378	(c)
Sparrow Health Obligated Group	5.000%	11/15/19	290,000	314,615
Michigan State Strategic Fund Ltd. Obligation Revenue:
Detroit Edison	5.500%	8/1/16	5,000,000	5,176,550	(a)(b)
Events Center Project	4.125%	1/1/19	10,000,000	10,104,100	(a)(b)
Michigan Senate Offices Project	5.000%	10/15/28	1,190,000	1,384,696
Michigan Senate Offices Project	5.000%	10/15/31	1,640,000	1,870,354
Michigan Senate Offices Project	5.000%	10/15/33	1,985,000	2,243,923
Michigan Senate Offices Project	5.000%	10/15/35	1,000,000	1,121,430
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.000%	9/1/29	2,000,000	2,407,600	(c)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2015 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

September 30, 2015

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Wayne County, MI, Airport Authority Revenue:
Detroit Metropolitan Airport	5.000%	12/1/16	$7,865,000	$8,250,700	(e)
Detroit Metropolitan Airport	5.000%	12/1/17	21,250,000	22,901,338	(e)
Detroit Metropolitan Airport	5.000%	12/1/18	17,000,000	18,771,400	(e)
Total Michigan				190,498,139
Minnesota — 0.2%
Minnesota Agricultural & Economic Development Board Revenue, Essentia Healthcare, AGM	5.000%	2/15/30	5,725,000	6,275,459
Missouri — 0.8%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.750%	8/1/28	9,080,000	10,155,617
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project	5.250%	1/1/19	4,485,000	4,976,601
Missouri State Environmental Improvement & Energy Resource Authority Revenue, Water Pollution State Revolving Funds Programs	5.250%	1/1/16	1,500,000	1,505,610
Missouri State Health & EFA Revenue, St. Lukes Episcopal	5.000%	12/1/20	5,070,000	5,330,091
Total Missouri				21,967,919
Nevada — 0.7%
Humboldt County, NV, PCR, Idaho Power Co. Project	5.150%	12/1/24	13,000,000	14,314,950
Reno, NV, Hospital Revenue:
Renown Regional Medical Center Project	5.000%	6/1/16	1,000,000	1,029,740
Renown Regional Medical Center Project	5.000%	6/1/17	2,190,000	2,339,818
Total Nevada				17,684,508
New Jersey — 5.5%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue:
AGM	5.000%	11/1/26	1,000,000	1,092,940
AGM	5.000%	11/1/27	1,500,000	1,630,995
AGM	5.000%	11/1/29	1,500,000	1,616,700
AGM	5.000%	11/1/31	1,000,000	1,062,910
New Jersey EDA, Water Facilities Revenue, New Jersey American Water Co.	5.100%	6/1/23	6,075,000	6,836,015	(e)
New Jersey Health Care Facilities Financing Authority Revenue, Atlanticare Regional Medical Center	5.000%	7/1/16	1,350,000	1,395,144
New Jersey State EDA Revenue	5.250%	6/15/29	11,390,000	12,008,591
New Jersey State EDA Revenue	5.250%	6/15/30	10,685,000	11,180,036
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	11,210,000	11,705,818	(e)

See Notes to Financial Statements.

14	Western Asset Intermediate-Term Municipals Fund 2015 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Provident Group — Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/30	$2,400,000	$2,566,488
Provident Group — Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/35	1,750,000	1,839,740
School Facilities Construction, SIFMA	1.620%	3/1/28	20,000,000	17,733,400	(a)
New Jersey State EDA, Water Facilities Revenue, New Jersey American Water Co.	4.700%	12/1/25	8,000,000	8,589,440	(e)
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.125%	12/1/23	3,000,000	3,644,640	(c)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	16,915,000	18,510,254
New Jersey State Housing & Mortgage Finance Agency, Multi-Family Revenue	5.250%	5/1/23	1,070,000	1,071,926
New Jersey State Transportation Trust Fund Authority Revenue	5.250%	6/15/24	7,000,000	7,474,320
New Jersey State Turnpike Authority Revenue	0.500%	1/1/17	10,000,000	9,953,600	(a)
New Jersey State Turnpike Authority Revenue	0.640%	1/1/17	20,000,000	19,941,600	(a)(b)
Passaic Valley, NJ, Sewage Commissioners Sewer System Revenue, AMBAC	5.625%	12/1/17	3,095,000	3,106,173
Total New Jersey				142,960,730
New Mexico — 1.2%
Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC	5.250%	10/1/21	1,100,000	1,309,726
Farmington, NM, PCR, Arizona Public Service Co.	4.700%	9/1/24	27,000,000	29,502,900
New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, NATL	5.000%	6/15/20	1,490,000	1,538,321
Total New Mexico				32,350,947
New York — 7.1%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.000%	7/15/30	33,640,000	38,755,971
MTA, NY, Revenue	5.250%	11/15/22	6,000,000	7,048,020
MTA, NY, Revenue	5.250%	11/15/24	22,995,000	27,048,558
MTA, NY, Revenue	5.000%	11/15/25	5,000,000	5,852,450
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue:
Amsterdam At Harborside	5.875%	1/1/23	1,136,250	1,138,182
Amsterdam At Harborside	2.000%	1/1/49	406,193	48,743
New York City, NY, Industrial Development Agency Revenue, Queens Baseball Stadium, Pilot, AMBAC	5.000%	1/1/19	1,500,000	1,565,490
New York City, NY, Industrial Development Agency, Special Facility Revenue, JFK International Airport Project, American Airlines Group	2.000%	8/1/16	9,600,000	9,616,320	(a)(b)(e)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2015 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

September 30, 2015

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, TFA, Building Aid Revenue:
Fiscal 2015	5.000%	7/15/29	$2,500,000	$2,930,925
Fiscal 2015	5.000%	7/15/30	4,000,000	4,654,080
New York State Dormitory Authority Revenue, Non-State Supported Debt:
Municipal Health Facility	5.000%	1/15/25	9,150,000	9,974,232
North Shore Long Island Jewish Medical Center	5.000%	5/1/21	2,500,000	2,856,675	(c)
New York State Dormitory Authority, State Personal Income Tax Revenue	5.250%	3/15/33	25,000,000	29,663,250
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose	5.000%	2/15/25	10,000,000	12,093,500
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations	5.000%	5/1/19	7,000,000	7,901,110
New York State Thruway Authority, State Personal Income Tax Revenue, Transportation	5.000%	3/15/26	1,800,000	2,141,604
Port Authority of New York & New Jersey Revenue	5.000%	9/1/27	5,000,000	5,818,750	(e)
Port Authority of New York & New Jersey Revenue	5.000%	9/1/28	5,000,000	5,776,300	(e)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.000%	12/1/20	4,000,000	4,526,280
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnical Institute	5.000%	9/1/30	3,000,000	3,382,560
Utility Debt Securitization Authority, NY, Revenue, Restructuring	5.000%	12/15/27	3,000,000	3,606,690
Total New York				186,399,690
North Carolina — 1.7%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare	5.000%	1/15/26	2,000,000	2,212,200
North Carolina Eastern Municipal Power Agency, Power System Revenue	5.000%	1/1/26	25,250,000	28,451,952	(c)
North Carolina Turnpike Authority, Triangle Expressway System Revenue:
Assured Guaranty	5.250%	1/1/25	7,000,000	7,803,180
Assured Guaranty	5.375%	1/1/26	4,590,000	5,125,424
Total North Carolina				43,592,756
Ohio — 1.5%
Ohio State Air Quality Development Authority Revenue:
FirstEnergy Generation Corp.	5.625%	6/1/18	20,000,000	21,350,800
FirstEnergy Generation Corp.	5.700%	8/1/20	9,000,000	9,829,350
FirstEnergy Nuclear Generation Corp.	5.750%	6/1/16	7,500,000	7,706,475	(a)(b)
Total Ohio				38,886,625

See Notes to Financial Statements.

16	Western Asset Intermediate-Term Municipals Fund 2015 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Oregon — 0.6%
Lane & Douglas Counties, OR, School District # 28J Fern Ridge, GO:
Convertible Deferred Interest, School Board Guaranty	0.000%	6/15/30	$3,170,000	$3,612,912	(a)
Convertible Deferred Interest, School Board Guaranty	0.000%	6/15/36	2,000,000	2,220,700	(a)
Multnomah County, OR, School District No. 7 Reynolds, GO, Deffered Interest, School Board Guaranty	0.000%	6/15/31	2,000,000	1,089,180
Oregon State Department of Administrative Services, COP	5.000%	5/1/29	2,250,000	2,517,885
Oregon State Facilities Authority Revenue, Legacy Health System Project	5.250%	5/1/20	5,000,000	5,830,300
Total Oregon				15,270,977
Pennsylvania — 3.3%
Berks County, PA, Municipal Authority Revenue, Reading Hospital Medical Center	1.520%	7/1/22	7,500,000	7,689,375	(a)(b)
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project	5.000%	1/1/25	2,000,000	2,224,960
Diakon Lutheran Social Ministries Project	5.000%	1/1/26	2,500,000	2,756,350
Diakon Lutheran Social Ministries Project	5.000%	1/1/27	1,000,000	1,095,150
Luzerne County, PA, GO, AGM	5.000%	11/15/29	3,000,000	3,345,120
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.000%	6/1/25	11,000,000	12,297,670
Montgomery County, PA, IDA Revenue, New Regional Medical Center Project, FHA	5.000%	8/1/24	5,755,000	6,703,079	(c)
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	5.375%	1/1/17	2,385,000	2,463,896
Pennsylvania State Higher EFA Revenue, University of Pittsburgh Medical Center	5.000%	5/15/31	9,200,000	10,267,844
Pennsylvania State Turnpike Commission Revenue	1.000%	12/1/21	11,000,000	10,837,420	(a)
Pennsylvania State Turnpike Commission Revenue	5.250%	12/1/31	6,750,000	7,646,197
Philadelphia, PA, Airport Revenue	5.000%	6/15/33	6,625,000	7,298,166	(e)
Philadelphia, PA, Airport Revenue	5.000%	6/15/34	6,955,000	7,632,069	(e)
Philadelphia, PA, School District, GO	5.000%	9/1/28	2,285,000	2,588,174
Total Pennsylvania				84,845,470
Rhode Island — 0.0%
Providence, RI, Public Building Authority, General Revenue, NATL	5.375%	12/15/21	230,000	230,455
Woonsocket, RI, GO, FGIC	5.375%	10/1/20	335,000	335,164
Total Rhode Island				565,619
South Carolina — 0.4%
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue	5.000%	12/1/29	3,500,000	4,054,260

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2015 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

September 30, 2015

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
South Carolina — continued
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue	5.000%	12/1/30	$2,250,000	$2,592,113
South Carolina Jobs, EDA, Hospital Revenue, Anmed Health	5.000%	2/1/22	2,355,000	2,615,439
Total South Carolina				9,261,812
Tennessee — 4.5%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/17	2,000,000	2,140,620
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/19	2,960,000	3,332,960	(e)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/20	6,390,000	7,292,843	(e)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/21	4,795,000	5,534,533	(e)
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/19	8,260,000	9,266,894
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/20	31,000,000	35,203,290
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	15,000,000	17,268,150
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/24	25,000,000	28,205,500
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	6,885,000	7,953,690
Tennessee Housing Development Agency Revenue	5.000%	7/1/23	2,105,000	2,170,297	(e)
Total Tennessee				118,368,777
Texas — 11.4%
Austin, TX, Airport Systems Revenue	5.000%	11/15/26	1,000,000	1,176,690	(e)
Austin, TX, Airport Systems Revenue	5.000%	11/15/28	1,500,000	1,736,265	(e)
Austin, TX, Airport Systems Revenue	5.000%	11/15/29	3,000,000	3,444,210	(e)
Austin, TX, Airport Systems Revenue	5.000%	11/15/30	2,730,000	3,113,292	(e)
Galveston, TX, Wharves & Terminal Revenue	5.000%	2/1/22	2,055,000	2,245,129
Galveston, TX, Wharves & Terminal Revenue	5.000%	2/1/26	2,000,000	2,143,420
Gulf Coast, TX, IDA Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	3,121,530	(e)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Memorial Hermann Healthcare System	0.620%	6/1/18	1,000,000	992,400	(a)
Memorial Hermann Healthcare System	0.720%	6/1/19	2,250,000	2,239,515	(a)
Memorial Hermann Healthcare System	0.770%	6/1/20	2,000,000	1,987,400	(a)
Memorial Hermann Healthcare System	0.850%	6/1/21	3,710,000	3,682,657	(a)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.375%	11/15/28	11,000,000	12,319,230
Harris County, TX, GO, Capital Appreciation, Refunding, Permanent Improvement, NATL	0.000%	10/1/17	1,000,000	980,550
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, AGM	5.000%	11/15/25	9,000,000	10,742,040
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue, Deer Park Refining Project	4.700%	5/1/18	46,250,000	48,635,112

See Notes to Financial Statements.

18	Western Asset Intermediate-Term Municipals Fund 2015 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Houston, TX, Airport Systems Revenue:
Senior Lien	5.000%	7/1/26	$8,215,000	$8,990,496
Senior Lien	5.125%	7/1/27	11,180,000	12,244,336
Houston, TX, Utility System Revenue:
Combined First Lien	5.000%	5/15/27	5,000,000	5,933,100
Combined First Lien	5.000%	5/15/28	5,000,000	5,895,000
Limestone County, TX, Public Facility Corp. Revenue, County Jail Project	5.000%	11/1/19	2,030,000	2,069,463
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/20	3,700,000	4,185,107	(e)
Southwest Airlines Co. Project	5.000%	11/1/21	8,780,000	10,025,267	(e)
Southwest Airlines Co. Project	5.000%	11/1/22	2,205,000	2,523,358	(e)
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, NCCD-College Station Properties LLC	5.000%	7/1/30	7,000,000	7,449,190
North Forest, TX, ISD, ACA, GO	6.500%	8/15/17	1,230,000	1,364,341	(h)
North Texas Tollway Authority Revenue	5.000%	1/1/34	17,310,000	19,460,075
North Texas Tollway Authority Revenue:
NATL	5.125%	1/1/28	18,000,000	19,439,280
System Second Tier	5.000%	1/1/31	4,000,000	4,474,600
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.500%	8/1/21	2,000,000	2,276,640
Sabine River Authority, Texas PCR, Southwestern Electric Power Co., NATL	4.950%	3/1/18	13,000,000	13,943,670
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	5,760,000	6,058,541
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	4,002,152
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	24,270,000	29,303,841
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/18	4,000,000	4,415,200
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/19	5,000,000	5,617,650
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/20	5,750,000	6,548,158
Texas State Transportation Commission Turnpike System Revenue	5.000%	8/15/31	10,000,000	11,109,800
Texas State Transportation Commission Turnpike System Revenue	5.000%	8/15/32	10,000,000	11,061,700
Total Texas				296,950,405

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2015 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

September 30, 2015

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Virgin Islands — 0.4%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/25	$3,560,000	$3,968,795
Matching Fund Loan	6.625%	10/1/29	5,000,000	5,760,900
Total U.S. Virgin Islands				9,729,695
Vermont — 0.5%
Vermont State Student Assistance Corp., Education Loan Revenue, Vermont Student Assistance Corporation	1.834%	6/1/22	11,605,309	11,656,141	(a)(e)
Virginia — 1.7%
Pittsylvania County, VA, GO	5.600%	2/1/25	1,330,000	1,533,650	(c)
Virginia State Resources Authority Infrastructure Revenue:
Senior, Pooled Financing Program	5.000%	11/1/19	930,000	1,012,324	(c)
Senior, Pooled Financing Program	5.000%	11/1/19	245,000	267,540
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/24	1,760,000	1,928,238	(e)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/24	2,900,000	3,191,885	(e)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/25	3,875,000	4,208,909	(e)
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/26	3,290,000	3,550,996	(e)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/26	4,700,000	5,072,851	(e)
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.250%	7/1/19	3,420,000	3,817,506
Wise County, VA, IDA, Solid Waste & Sewage Disposal Revenue, Virginia Electric & Power Co.	2.150%	9/1/20	20,000,000	20,242,400	(a)(b)
Total Virginia				44,826,299
Washington — 2.4%
Energy Northwest, WA, Electric Revenue	5.000%	7/1/27	8,500,000	10,318,235
Energy Northwest, WA, Electric Revenue	5.000%	7/1/28	10,000,000	12,043,200
Energy Northwest, WA, Electric Revenue, Columbia Generating System	5.000%	7/1/29	5,000,000	5,974,100
King County, WA, Public Hospital District, GO	5.250%	12/1/28	6,725,000	7,386,404
Port of Seattle, WA, Revenue	5.000%	9/1/24	2,300,000	2,654,775	(e)
Washington State Health Care Facilities Authority Revenue:
Central Washington Health Services Association	6.750%	7/1/29	7,080,000	8,523,824	(c)
Multicare Health System	5.750%	8/15/29	3,000,000	3,518,430	(c)
Washington State HFC Revenue, Heron’s Key	5.500%	1/1/24	11,375,000	11,555,635	(f)
Total Washington				61,974,603
West Virginia — 0.8%
West Virginia Higher Education Policy Commission Revenue, Higher Education Facilities	5.000%	4/1/26	6,440,000	7,351,711

See Notes to Financial Statements.

20	Western Asset Intermediate-Term Municipals Fund 2015 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
West Virginia — continued
West Virginia State Hospital Finance Authority Revenue:
AGM	5.375%	6/1/28	$6,000,000	$6,684,360
United Health Systems	5.250%	6/1/29	5,785,000	6,444,432
Total West Virginia				20,480,503
Wisconsin — 1.2%
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/31	2,510,000	2,869,633
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/32	2,000,000	2,274,720
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/33	2,000,000	2,262,980
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/34	2,000,000	2,254,620
Milwaukee County, WI, Airport Revenue	4.000%	12/1/21	1,700,000	1,832,073	(e)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/22	1,345,000	1,505,660	(e)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/23	1,000,000	1,118,180	(e)
Wisconsin State General Fund Annual Appropriation Revenue	5.375%	5/1/25	10,000,000	11,440,400
Wisconsin State HEFA Revenue, Children’s Hospital	5.500%	8/15/29	5,950,000	6,796,685
Total Wisconsin				32,354,951
Wyoming — 0.6%
Sweetwater County, WY, PCR, Idaho Power Co. Project	5.250%	7/15/26	14,000,000	15,890,980
Total Municipal Bonds (Cost — $2,322,303,753)				2,502,906,418

			Shares
Statutory Trust Certificates — 0.0%
CMS Liquidating Trust (Cost — $989,420)			200	445,826	*(j)(k)
Total Investments before Short-Term Investments (Cost — $2,323,293,173)				2,503,352,244

			Face Amount
Short-Term Investments — 3.2%
Alaska — 0.1%
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks Community Hospital Foundation Inc., LOC-U.S. Bank N.A.	0.010%	4/1/29	$2,200,000	2,200,000	(l)(m)
California — 0.0%
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, SPA-JPMorgan Chase	0.010%	4/1/38	1,200,000	1,200,000	(l)(m)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2015 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

September 30, 2015

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Colorado — 0.2%
Colorado State Housing & Finance Authority Revenue, Single-Family Mortgage, SPA-Barclays Bank PLC	0.030%	5/1/22	$5,005,000	$5,005,000	(e)(l)(m)
Delaware — 0.1%
New Castle County, DE, Airport Facility Revenue, Flightsafety International Inc. Project, Berkshire Hathaway Inc.	0.020%	12/1/32	1,985,000	1,985,000	(e)(l)(m)
Florida — 0.3%
Highlands County, FL, Health Facilities Authority Revenue, Hospital Adventist Health System	0.020%	11/15/33	4,300,000	4,300,000	(l)(m)
Miami-Dade County, FL, IDA Revenue, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	0.050%	8/1/18	895,000	895,000	(e)(l)(m)
North Broward, FL, Hospital District Revenue, NATL, LOC-Wells Fargo Bank N.A.	0.020%	1/15/27	2,200,000	2,200,000	(l)(m)
Total Florida				7,395,000
Illinois — 0.1%
Chicago, IL, Midway Airport Revenue, LOC-Wells Fargo Bank N.A.	0.050%	1/1/35	1,130,000	1,130,000	(e)(l)(m)
Illinois State Finance Authority Revenue, Loyola Academy, LOC-JPMorgan Chase	0.020%	10/1/37	1,500,000	1,500,000	(l)(m)
Total Illinois				2,630,000
Kentucky — 0.2%
Kentucky State Economic Development Finance Authority Revenue, Catholic Health Initiatives	0.060%	5/1/34	3,900,000	3,900,000	(l)(m)
New Hampshire — 0.0%
New Hampshire State Business Finance Authority Solid Waste Disposal Revenue, Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.130%	11/1/20	500,000	500,000	(e)(l)(m)
New York — 1.9%
New York City, NY, GO:
AGM, SPA-Dexia Credit Local	0.250%	11/1/26	6,050,000	6,050,000	(l)(m)
Subordinated, LOC-Dexia Credit Local	0.250%	3/1/34	3,000,000	3,000,000	(l)(m)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.230%	6/15/32	100,000	100,000	(l)(m)
Second General Resolution, SPA-Dexia Credit Local	0.250%	6/15/32	12,300,000	12,300,000	(l)(m)
Second General Resolution, SPA-Dexia Credit Local	0.250%	6/15/32	10,535,000	10,535,000	(l)(m)
New York City, NY, TFA Revenue, New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.250%	11/1/22	11,520,000	11,520,000	(l)(m)
New York State Dormitory Authority Revenue, Non-State Supported Debt, University of Rochester, LOC-Barclays Bank PLC	0.010%	7/1/27	5,000,000	5,000,000	(l)(m)

See Notes to Financial Statements.

22	Western Asset Intermediate-Term Municipals Fund 2015 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Housing Finance Agency Revenue, Worth Street, LIQ-FNMA	0.020%	5/15/33	$300,000	$300,000	(e)(l)(m)
Total New York				48,805,000
North Carolina — 0.1%
Charlotte, NC, COP, Convention Facility Project, SPA-Wells Fargo Bank N.A.	0.020%	12/1/21	2,700,000	2,700,000	(l)(m)
Pennsylvania — 0.1%
Mercer County, PA, GO, AGM, SPA-PNC Bank N.A.	0.060%	10/1/31	1,855,000	1,855,000	(l)(m)
Philadelphia, PA, Authority For Industrial Development Revenue, Gift of Life Donor Programme Project, LOC-Commerce Bank N.A.	0.020%	12/1/34	100,000	100,000	(l)(m)
Total Pennsylvania				1,955,000
South Carolina — 0.0%
North Charleston, SC, Tax Indicator Revenue, Noisette Community Redevelopment Project, SPA-Bank of America N.A.	0.050%	12/1/18	1,030,000	1,030,000	(l)(m)
Utah — 0.1%
Utah Housing Corp. Single Family Mortgage Revenue, SPA-JPMorgan Chase	0.080%	1/1/34	2,665,000	2,665,000	(e)(l)(m)
Total Short-Term Investments (Cost — $81,970,000)				81,970,000
Total Investments — 99.0% (Cost — $2,405,263,173#)				2,585,322,244
Other Assets in Excess of Liabilities — 1.0%				27,109,141
Total Net Assets — 100.0%				$2,612,431,385

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Maturity date shown represents the mandatory tender date.

(c)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(g)	The maturity principal is currently in default as of September 30, 2015.

(h)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(i)	The coupon payment on these securities is currently in default as of September 30, 2015.

(j)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(k)	Illiquid security.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2015 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

September 30, 2015

Western Asset Intermediate-Term Municipals Fund

(l)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(m)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ACA	— American Capital Assurance — Insured Bonds
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company — Insured Bonds
FHA	— Federal Housing Administration
FNMA	— Federal National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
Q-SBLF	— Qualified School Board Loan Fund
SCAGO	— South Carolina Association of Governmental Organizations
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority

See Notes to Financial Statements.

24	Western Asset Intermediate-Term Municipals Fund 2015 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Ratings table*
Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	4.4%
AA/Aa	32.8
A	41.2
BBB/Baa	11.1
BB/Ba	3.2
A-1/VMIG 1	3.2
NR***	4.1
100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

***	The credit quality of unrated investments is evaluated based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2015 Semi-Annual Report	25

Statement of assets and liabilities (unaudited)

September 30, 2015

Assets:
Investments, at value (Cost — $2,405,263,173)	$2,585,322,244
Cash	33,293
Interest receivable	31,348,798
Receivable for Fund shares sold	3,885,879
Receivable for securities sold	145,000
Receivable from broker — variation margin on open futures contracts	91,687
Prepaid expenses	119,673
Other assets	458
Total Assets	2,620,947,032

Liabilities:
Payable for Fund shares repurchased	5,633,193
Investment management fee payable	1,048,123
Service and/or distribution fees payable	591,110
Distributions payable	466,430
Trustees’ fees payable	8,717
Accrued expenses	768,074
Total Liabilities	8,515,647
Total Net Assets	$2,612,431,385

Net Assets:
Par value (Note 7)	$3,988
Paid-in capital in excess of par value	2,567,893,799
Undistributed net investment income	1,299,738
Accumulated net realized loss on investments and futures contracts	(137,020,158)
Net unrealized appreciation on investments and futures contracts	180,254,018
Total Net Assets	$2,612,431,385

Net Assets:
Class A	$1,343,441,530
Class C	$692,530,278
Class I	$576,459,577

Shares Outstanding:
Class A	205,141,410
Class C	105,593,819
Class I	88,024,948

Net Asset Value:
Class A (and redemption price)	$6.55
Class C (and redemption price)	$6.56
Class I (and redemption price)	$6.55
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$6.70

See Notes to Financial Statements.

26	Western Asset Intermediate-Term Municipals Fund 2015 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended September 30, 2015

Investment Income:
Interest	$49,716,750

Expenses:
Investment management fee (Note 2)	6,442,370
Service and/or distribution fees (Notes 2 and 5)	3,658,617
Transfer agent fees (Note 5)	885,421
Fund accounting fees	97,514
Registration fees	71,665
Legal fees	70,995
Audit and tax fees	29,731
Shareholder reports	24,048
Trustees’ fees	20,255
Insurance	18,071
Custody fees	6,443
Miscellaneous expenses	7,127
Total Expenses	11,332,257
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(89,253)
Net Expenses	11,243,004
Net Investment Income	38,473,746

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(9,156,803)
Futures contracts	1,009,741
Net Realized Loss	(8,147,062)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(23,070,590)
Futures contracts	904,824
Change in Net Unrealized Appreciation (Depreciation)	(22,165,766)
Net Loss on Investments and Futures Contracts	(30,312,828)
Increase in Net Assets from Operations	$8,160,918

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2015 Semi-Annual Report	27

Statements of changes in net assets

For the Six Months Ended September 30, 2015 (unaudited) and the Year Ended March 31, 2015	September 30	March 31

Operations:
Net investment income	$38,473,746	$73,236,700
Net realized loss	(8,147,062)	(22,772,914)
Change in net unrealized appreciation (depreciation)	(22,165,766)	73,241,802
Increase in Net Assets from Operations	8,160,918	123,705,588

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(38,198,687)	(72,912,181)
Decrease in Net Assets from Distributions to Shareholders	(38,198,687)	(72,912,181)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	364,609,347	710,499,302
Reinvestment of distributions	35,942,062	68,441,875
Cost of shares repurchased	(333,384,967)	(585,014,780)
Increase in Net Assets from Fund Share Transactions	67,166,442	193,926,397
Increase in Net Assets	37,128,673	244,719,804

Net Assets:
Beginning of period	2,575,302,712	2,330,582,908
End of period*	$2,612,431,385	$2,575,302,712
*Includesundistributed net investment income of:	$1,299,738	$1,024,679

See Notes to Financial Statements.

28	Western Asset Intermediate-Term Municipals Fund 2015 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class A Shares[1]	2015[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$6.63	$6.49	$6.80	$6.65	$6.14	$6.41

Income (loss) from operations:
Net investment income	0.10	0.21	0.22	0.21	0.24	0.25
Net realized and unrealized gain (loss)	(0.08)	0.13	(0.31)	0.15	0.51	(0.27)
Total income (loss) from operations	0.02	0.34	(0.09)	0.36	0.75	(0.02)

Less distributions from:
Net investment income	(0.10)	(0.20)	(0.22)	(0.21)	(0.24)	(0.25)
Total distributions	(0.10)	(0.20)	(0.22)	(0.21)	(0.24)	(0.25)

Net asset value, end of period	$6.55	$6.63	$6.49	$6.80	$6.65	$6.14
Total return[3]	0.33%	5.37%	(1.32)%	5.52%	12.36%	(0.31)%

Net assets, end of period (millions)	$1,343	$1,324	$1,203	$1,521	$1,300	$1,208

Ratios to average net assets:
Gross expenses	0.74%[4]	0.75%	0.75%	0.73%	0.72%	0.72%
Net expenses	0.74 [4]	0.75	0.75	0.73	0.72	0.72
Net investment income	3.11 [4]	3.11	3.38	3.16	3.71	4.00

Portfolio turnover rate	6%	7%	9%	7%	15%	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2015 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2015 Semi-Annual Report	29

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class C Shares[1]	2015[2]		2015	2014	2013	2012	2011

Net asset value, beginning of period	$6.64		$6.50	$6.81	$6.66	$6.15	$6.42

Income (loss) from operations:
Net investment income	0.08		0.17	0.18	0.17	0.20	0.22
Net realized and unrealized gain (loss)	(0.08)		0.14	(0.31)	0.15	0.51	(0.27)
Total income (loss) from operations	0.00	[3]	0.31	(0.13)	0.32	0.71	(0.05)

Less distributions from:
Net investment income	(0.08)		(0.17)	(0.18)	(0.17)	(0.20)	(0.22)
Total distributions	(0.08)		(0.17)	(0.18)	(0.17)	(0.20)	(0.22)

Net asset value, end of period	$6.56		$6.64	$6.50	$6.81	$6.66	$6.15
Total return[4]	0.04%		4.77%	(1.88)%	4.90%	11.68%	(0.89)%

Net assets, end of period (millions)	$693		$730	$727	$1,075	$917	$808

Ratios to average net assets:
Gross expenses	1.32%[5]		1.32%	1.33%	1.31%	1.32%	1.32%
Net expenses	1.32	[5]	1.32	1.33	1.31	1.32	1.32
Net investment income	2.54	[5]	2.54	2.79	2.57	3.11	3.40

Portfolio turnover rate	6%		7%	9%	7%	15%	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2015 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

See Notes to Financial Statements.

30	Western Asset Intermediate-Term Municipals Fund 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class I Shares[1]	2015[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$6.62	$6.49	$6.80	$6.66	$6.14	$6.41

Income (loss) from operations:
Net investment income	0.11	0.22	0.23	0.23	0.25	0.26
Net realized and unrealized gain (loss)	(0.07)	0.12	(0.31)	0.14	0.52	(0.27)
Total income (loss) from operations	0.04	0.34	(0.08)	0.37	0.77	(0.01)

Less distributions from:
Net investment income	(0.11)	(0.21)	(0.23)	(0.23)	(0.25)	(0.26)
Total distributions	(0.11)	(0.21)	(0.23)	(0.23)	(0.25)	(0.26)

Net asset value, end of period	$6.55	$6.62	$6.49	$6.80	$6.66	$6.14
Total return[3]	0.56%	5.37%	(1.17)%	5.54%	12.71%	(0.16)%

Net assets, end of period (000s)	$576,460	$520,803	$401,067	$503,867	$597,323	$314,561

Ratios to average net assets:
Gross expenses	0.63%[4]	0.62%	0.71%	0.58%	0.57%	0.56%
Net expenses[5]	0.60 [4,6]	0.60 [6]	0.60 [6]	0.55 [6]	0.57	0.56
Net investment income	3.26 [4]	3.26	3.53	3.34	3.82	4.17

Portfolio turnover rate	6%	7%	9%	7%	15%	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2015 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2015 Semi-Annual Report	31

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

32	Western Asset Intermediate-Term Municipals Fund 2015 Semi-Annual Report

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Intermediate-Term Municipals Fund 2015 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Municipal bonds	—	$2,502,906,418	—	$2,502,906,418
Statutory trust certificates	—	—	$445,826	445,826
Total long-term investments	—	$2,502,906,418	$445,826	$2,503,352,244
Short-term investments†	—	81,970,000	—	81,970,000
Total investments	—	$2,584,876,418	$445,826	$2,585,322,244
Other financial instruments:
Futures contracts	$194,947	—	—	$194,947
Total	$194,947	$2,584,876,418	$445,826	$2,585,517,191

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

34	Western Asset Intermediate-Term Municipals Fund 2015 Semi-Annual Report

(d) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

Western Asset Intermediate-Term Municipals Fund 2015 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

During the six months ended September 30, 2015, fees waived and/or expenses reimbursed amounted to $89,253.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended September 30, 2015, LMIS and its affiliates retained sales charges of $45,577 on sales of the Fund’s Class A shares. In addition, for the six months ended September 30, 2015, CDSCs paid to LMIS and its affiliates were:

Class A
CDSCs	$20,284

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of their fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Assets and Liabilities under Trustees’ fees payable and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change had no effect on fees previously deferred. As of September 30, 2015, the Fund had accrued $1,088 as deferred compensation payable.

36	Western Asset Intermediate-Term Municipals Fund 2015 Semi-Annual Report

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended September 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$230,735,093
Sales	137,175,951

At September 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$190,016,057
Gross unrealized depreciation	(9,956,986)
Net unrealized appreciation	$180,059,071

At September 30, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	163	12/15	$25,841,978	$25,647,031	$194,947

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at September 30, 2015.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$194,947

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2015. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$1,009,741

Western Asset Intermediate-Term Municipals Fund 2015 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$904,824

During the six months ended September 30, 2015, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$32,726,598

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at September 30, 2015:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Futures contracts[2]	$91,687	—	$91,687

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.75% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended September 30, 2015, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$1,005,950	$443,663
Class C	2,652,667	159,668
Class I	—	282,090
Total	$3,658,617	$885,421

For the six months ended September 30, 2015, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class C	—
Class I	$89,253
Total	$89,253

38	Western Asset Intermediate-Term Municipals Fund 2015 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended September 30, 2015	Year Ended March 31, 2015
Net Investment Income:
Class A	$20,746,750	$39,577,845
Class C	8,898,129	18,448,752
Class I	8,553,808	14,885,584
Total	$38,198,687	$72,912,181

7. Shares of beneficial interest

At September 30, 2015, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended September 30, 2015		Year Ended March 31, 2015
	Shares	Amount	Shares	Amount
Class A
Shares sold	22,948,168	$150,789,142	54,694,906	$360,459,200
Shares issued on reinvestment	3,016,716	19,769,509	5,683,956	37,568,145
Shares repurchased	(20,728,433)	(135,837,692)	(45,924,132)	(303,109,623)
Net increase	5,236,451	$34,720,959	14,454,730	$94,917,722

Class C
Shares sold	8,605,706	$56,551,098	22,025,220	$145,736,151
Shares issued on reinvestment	1,301,898	8,542,924	2,664,303	17,632,925
Shares repurchased	(14,344,446)	(94,241,679)	(26,504,509)	(175,182,403)
Net decrease	(4,436,842)	$(29,147,657)	(1,814,986)	$(11,813,327)

Class I
Shares sold	23,997,849	$157,269,107	30,930,596	$204,303,951
Shares issued on reinvestment	1,164,535	7,629,629	2,003,000	13,240,805
Shares repurchased	(15,750,163)	(103,305,596)	(16,154,144)	(106,722,754)
Net increase	9,412,221	$61,593,140	16,779,452	$110,822,002

8. Capital loss carryforward

As of March 31, 2015, the Fund had the following net capital loss carryforwards remaining:

Year of Expiration	Amount
3/31/2018	$(20,981,898)
3/31/2019	(46,830,604)
$(67,812,502)

These amounts will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $63,845,039, which have no expiration date, must be used first to offset any such gains.

Western Asset Intermediate-Term Municipals Fund 2015 Semi-Annual Report	39

Western Asset

Intermediate-Term Municipals Fund

Trustees

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Chair

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust*

*	Effective June 1, 2015, Ms. Trust became a Trustee, President and Chief Executive Officer.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Intermediate-Term Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Intermediate-Term Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Intermediate-Term Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0804 11/15 SR15-2613

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	November 20, 2015